Net investment in lease - Schedule of Net Investment in Lease (Detail 1) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Lease receivables	$ 429.3	$ 608.8
Unguaranteed residual value	0.0	150.0
Net investment in lease	429.3	758.8
Current portion of net investment in lease	(10.7)	(35.2)
Long-term portion of net investment in lease	$ 418.6	$ 723.6